INCOME TAXES	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
INCOME TAXES [Text Block]
13.	INCOME TAXES

	a.	Rate reconciliation

The income tax expense or recovery reported by the Company differs from the amounts obtained by applying statutory rates to the loss and comprehensive loss. A reconciliation of the income tax provision computed at statutory rates to the reported income tax provision is provided below:

For the year ended December 31,	2018	2017
Statutory tax rate	27.00%	26.00%
Loss before taxes	2,856,161	2,661,589
Income tax recovery calculated at statutory rate	771,163	692,013
Non-deductible expenditures	(200,062)	(88,941)
Other	8,253	27,136
Unrecognized tax benefit	(579,354)	(630,208)
INCOME TAX	-	-

b.	Unrecognized deferred income tax asset

Future potential tax deductions that are not used to offset deferred income tax liabilities are considered to be unrecognized deferred income tax assets. The significant components of the Company’s unrecognized deferred income tax asset are as follows:

As at December 31,	2018	2017
	$	$
Mineral property interests	1,212,247	1,173,590
Non-capital losses	4,848,123	4,312,706
Property and equipment	187,968	198,165
Other items	180,194	147,184

UNRECOGNIZED DEFERRED INCOME TAX ASSET	6,428,532	5,831,645

The Company estimates that the realization of income tax benefits related to these deferred income tax assets is uncertain and cannot be considered to be probable. Accordingly, no deferred income tax asset has been recorded.

c.	Non-capital losses

The Company has incurred non-capital losses that may be carried forward and used to reduce taxable income of future years. These losses totaled $18 million as at December 31, 2018 (2017 - $16.0 million) and will expire between 2030 and 2038.

The Company has $34.2 million in Canadian exploration and development expenditures (2017 - $32.9 million), and cumulative eligible capital and undepreciated capital cost balances totaling $1.24 million (2017 - $1.28 million). These amounts are available to reduce future taxable income and do not expire.